REVENUES	12 Months Ended
Dec. 31, 2018
Revenues [Abstract]
REVENUES
4.	REVENUES

The Group's revenues for the respective periods are detailed as follows:

	For the years ended December 31
	2016	2017	2018
	RMB	RMB	RMB
Sales of solar modules	20,825,750,050	25,656,934,835	24,090,687,469
Sales of silicon wafers	136,079,690	455,695,782	567,241,687
Sales of solar cells	155,016,285	346,069,432	291,232,876
Sales of recovered silicon materials	860,047	-	-
Solar system integration projects	269,661,653	-	-
Sales of solar projects	-	-	93,451,309
Revenue from generated electricity	13,270,367	14,243,405	-
Total	21,400,638,092	26,472,943,454	25,042,613,341

The following table summarizes the Group's net revenues generated in respective geographic locations:

	For the years ended December 31
	2016	2017	2018
	RMB	RMB	RMB
Inside China (including Hong Kong and Taiwan)	8,249,043,110	9,854,855,071	6,610,688,059
Outside China
America	7,701,560,171	4,062,665,341	2,736,641,940
Mexico	119,325,996	2,759,307,925	2,224,866,178
Australia	261,450,393	780,619,935	2,080,920,654
Japan	992,645,497	1,291,492,459	1,889,728,505
UAE	4,385,798	1,232,505,395	1,605,363,081
Viet Nam	3,838,342	25,638,707	1,021,164,339
Egypt	10,878,773	4,876,118	783,360,507
Spain	16,558,540	44,213,321	584,803,646
Germany	137,285,731	395,282,839	463,060,298
Rest of the world	3,903,665,741	6,021,486,343	5,042,016,134
Total	21,400,638,092	26,472,943,454	25,042,613,341